SHARE OPTION PLANS - Amounts of Share-Based Compensation (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cost Of Revenues [Member] USD ($)	Dec. 31, 2012 Cost Of Revenues [Member] CNY	Dec. 31, 2011 Cost Of Revenues [Member] CNY	Dec. 31, 2010 Cost Of Revenues [Member] CNY	Dec. 31, 2012 Sales And Marketing [Member] USD ($)	Dec. 31, 2012 Sales And Marketing [Member] CNY	Dec. 31, 2011 Sales And Marketing [Member] CNY	Dec. 31, 2010 Sales And Marketing [Member] CNY	Dec. 31, 2012 General And Administrative [Member] USD ($)	Dec. 31, 2012 General And Administrative [Member] CNY	Dec. 31, 2011 General And Administrative [Member] CNY	Dec. 31, 2010 General And Administrative [Member] CNY	Dec. 31, 2012 Research And Development [Member] USD ($)	Dec. 31, 2012 Research And Development [Member] CNY	Dec. 31, 2011 Research And Development [Member] CNY	Dec. 31, 2010 Research And Development [Member] CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	$ 333	2,076	7,127	31,710	$ (2)	(13)	21	8	$ 2	11	347	607	$ 144	900	4,127	26,741	$ 189	1,178	2,632	4,354